LONG-TERM DEBT, NET (MN1 2020 Revolving Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands						12 Months Ended
	Feb. 25, 2025 USD ($)	Feb. 25, 2025 HKD ($)	Apr. 08, 2024	Jun. 29, 2023	Apr. 29, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($)	Feb. 25, 2025 HKD ($)	Feb. 24, 2025 USD ($)	Feb. 24, 2025 HKD ($)	Apr. 29, 2020 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings						$ 6,766,819	$ 7,180,185
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,959,603				$ 1,915,947					$ 15,237,500	$ 1,909,769	$ 14,850,000	$ 14,850,000
Maturity date			Apr. 29, 2027
Incremental facility, maximum borrowing capacity	$ 49,834	$ 387,500
Debt instrument, interest rate						4.27%	5.40%		4.27%
Loan commitment fees recognized						$ 4,861	$ 6,769	$ 3,954
Total outstanding borrowings						886,625			$ 6,899,000
Amount available for future drawdown						$ 1,071,622			$ 8,338,500
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread				0.06%
Interest rate margin per annum added to applicable variable rate				1.00%
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread				0.20%
Interest rate margin per annum added to applicable variable rate				2.00%
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | London Inter bank Offered Rate [Member] | United States of America, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate					1.00%
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | London Inter bank Offered Rate [Member] | United States of America, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate					2.00%
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate					1.00%
MN1 2020 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate					2.00%